Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2011	Mar. 05, 2011 Common Stock Class A [Member]	Mar. 05, 2011 Common Stock Class B [Member]
Entity Information [Line Items]
Entity Registrant Name	CITIZENS INC
Entity Central Index Key	0000024090
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Public Float		$ 305,863,400
Entity Common Stock, Shares Outstanding			48,962,938	1,001,714
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 09, 2013